                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-05151
                                  ----------------------------------------------

                          J.P. Morgan Mutual Fund Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              522 Fifth Avenue, New York,                NY 10036
--------------------------------------------------------------------------------
        (Address of principal executive offices)        (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------
Date of fiscal year end:  December 31, 2004
                        --------------------------------------------------------

Date of reporting period: September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                          JPMORGAN CAPITAL GROWTH FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN CAPITAL GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

   SHARES      ISSUER                                                   VALUE
-------------------------------------------------------------------------------
   LONG - TERM INVESTMENTS - 97.6%

               COMMON STOCKS -- 97.6%
               AEROSPACE -- 1.0%
         119   Rockwell Collins, Inc.                                $    4,418

               AIRLINES -- 1.1%
         331   SkyWest, Inc.                                              4,982

               APPAREL -- 1.1%
         115   Coach, Inc. *                                              4,863

               AUTOMOTIVE -- 4.0%
         125   Autoliv, Inc. (Sweden)                                     5,046
          88   Gentex Corp.                                               3,107
          87   Oshkosh Truck Corp.                                        4,956
          92   Polaris Industries, Inc. (l)                               5,155

                                                                     ----------
                                                                         18,264
               BANKING -- 3.3%
          78   BOK Financial Corp. *                                      3,462
          97   North Fork Bancorporation, Inc. (l)                        4,322
         127   TCF Financial Corp.                                        3,841
          56   Zions Bancorporation                                       3,391

                                                                     ----------
                                                                         15,016
               BIOTECHNOLOGY -- 2.4%
          91   Genzyme Corp. * (l)                                        4,935
         162   Gilead Sciences, Inc. *                                    6,059

                                                                     ----------
                                                                         10,994
               BROADCASTING/CABLE -- 0.9%
         135   Univision Communications, Inc., Class A * (l)              4,274

               BUSINESS SERVICES -- 1.1%
          90   Affiliated Computer Services, Inc., Class A *              4,988

               COMPUTER NETWORKS -- 1.5%
         145   Juniper Networks, Inc. *                                   3,429
         152   Network Appliance, Inc. *                                  3,487

                                                                     ----------
                                                                          6,916
               COMPUTER SOFTWARE -- 6.9%
         108   Adobe Systems, Inc.                                        5,350
          76   Cognos, Inc. (Canada) *                                    2,696
         203   Computer Associates International, Inc.                    5,328
          80   DST Systems, Inc. * (l)                                    3,578
          80   Dun & Bradstreet Corp. *                                   4,693

         104   Fiserv, Inc. *                                             3,620
          95   NAVTEQ Corp. *                                             3,388
         169   VERITAS Software Corp. *                                   3,009

                                                                     ----------
                                                                         31,662
               COMPUTERS/COMPUTER HARDWARE -- 4.7%
          92   Apple Computer, Inc. *                                     3,557
          42   Lexmark International, Inc., Class A *                     3,499
         125   NCR Corp. *                                                6,191
         107   Tech Data Corp. *                                          4,113
          68   Zebra Technologies Corp., Class A *                        4,175

                                                                     ----------
                                                                         21,535
               CONSTRUCTION -- 0.7%
          72   Lennar Corp., Class A                                      3,427

               CONSUMER PRODUCTS -- 1.1%
         345   Tempur-Pedic International, Inc. *                         5,175

               ELECTRONICS/ELECTRICAL EQUIPMENT -- 8.1%
         305   Amphenol Corp., Class A *                                 10,438
         205   Arrow Electronics, Inc. * (l)                              4,631
         133   Fisher Scientific International * (l)                      7,775
         218   Flextronics International LTD (Singapore) *                2,883
         153   Jabil Circuit, Inc. *                                      3,510
         127   Tektronix, Inc.                                            4,229
         268   Vishay Intertechnology, Inc. *                             3,457

                                                                     ----------
                                                                         36,923
               ENTERTAINMENT/LEISURE -- 1.9%
         117   Regal Entertainment Group, Class A (l)                     2,229
         146   Royal Caribbean Cruises LTD (l)                            6,350

                                                                     ----------
                                                                          8,579
               FINANCIAL SERVICES -- 3.8%
         347   AmeriCredit Corp. * (l)                                    7,243
         438   Ameritrade Holding Corp. *                                 5,259
         100   T. Rowe Price Group, Inc.                                  5,076

                                                                     ----------
                                                                         17,578
               HEALTH CARE/HEALTH CARE SERVICES -- 11.3%
          58   Aetna, Inc.                                                5,821
          40   Beckman Coulter, Inc.                                      2,222
          95   Biomet, Inc.                                               4,456
         214   Caremark Rx, Inc. *                                        6,875
          62   Covance, Inc. *                                            2,482
          93   Cytyc Corp. *                                              2,241
         194   DaVita, Inc. *                                             6,032
         121   Laboratory Corp. of America Holdings * (l)                 5,268
         205   Omnicare, Inc.                                             5,814
          63   St. Jude Medical, Inc. *                                   4,738
          97   Triad Hospitals, Inc. *                                    3,332
          29   Zimmer Holdings, Inc. *                                    2,300

                                                                     ----------
                                                                         51,581

               HOTELS/OTHER LODGING -- 1.9%
         132   Fairmont Hotels & Resorts, Inc. (Canada) (l)               3,619
         257   Hilton Hotels Corp.                                        4,834

                                                                     ----------
                                                                          8,453
               INSURANCE -- 0.9%
          48   AMBAC Financial Group, Inc.                                3,874

               INTERNET SERVICES/SOFTWARE -- 1.1%
         111   CheckFree Corp. * (l)                                      3,067
         134   Netflix, Inc. * (l)                                        2,068

                                                                     ----------
                                                                          5,135
               MANUFACTURING -- 3.8%
         190   Donaldson Co., Inc. (l)                                    5,393
         158   Harsco Corp.                                               7,076
          64   ITT Industries, Inc.                                       5,103

                                                                     ----------
                                                                         17,572
               METALS/MINING -- 1.8%
         101   CONSOL Energy, Inc.                                        3,540
          75   Precision Castparts Corp.                                  4,530

                                                                     ----------
                                                                          8,070
               MULTI-MEDIA -- 0.7%
          71   The E.W. Scripps Co., Class A                              3,388

               OFFICE/BUSINESS EQUIPMENT -- 0.7%
         242   Xerox Corp. *                                              3,407

               OIL & GAS -- 4.0%
          86   BJ Services Co.                                            4,484
         106   FMC Technologies, Inc. *                                   3,555
          91   Nabors Industries LTD (Barbados) *                         4,309
          97   Newfield Exploration Co. *                                 5,943

                                                                     ----------
                                                                         18,291
               PHARMACEUTICALS -- 6.1%
         141   Andrx Corp. *                                              3,154
          55   Celgene Corp. * (l)                                        3,176
         163   IVAX Corp. *                                               3,127
         118   Medicis Pharmaceutical Corp., Class A                      4,617
         253   NBTY, Inc. *                                               5,449
          36   OSI Pharmaceuticals, Inc. *                                2,200
          62   Sepracor, Inc. * (l)                                       3,019
         131   Valeant Pharmaceuticals International                      3,162

                                                                     ----------
                                                                         27,904
               RESTAURANTS/FOOD SERVICES -- 0.8%
          87   The Cheesecake Factory, Inc. * (l)                         3,778

               RETAILING -- 9.3%
         104   Abercrombie & Fitch Co., Class A (l)                       3,290
         102   Advanced Auto Parts, Inc. *                                3,514
         145   CarMax, Inc. * (l)                                         3,132
          94   CDW Corp. (l)                                              5,429

          91   Chico's FAS, Inc. * (l)                                    3,121
         323   Circuit City Stores, Inc.                                  4,949
         229   Foot Locker, Inc.                                          5,438
         109   MSC Industrial Direct Co., Class A (l)                     3,715
         117   PETsMART, Inc. (l)                                         3,326
         111   RadioShack Corp.                                           3,192
         117   Tiffany & Co.                                              3,604

                                                                     ----------
                                                                         42,710
               SEMI-CONDUCTORS -- 4.1%
         152   Altera Corp. *                                             2,972
          90   Broadcom Corp., Class A *                                  2,444
          81   KLA-Tencor Corp. *                                         3,368
         117   Linear Technology Corp. (l)                                4,256
         126   Microchip Technology, Inc.                                 3,371
          88   Novellus Systems, Inc. *                                   2,348

                                                                     ----------
                                                                         18,759
               SHIPPING/TRANSPORTATION -- 1.4%
         131   Ryder System, Inc.                                         6,179

               TELECOMMUNICATIONS -- 3.3%
         155   Adtran, Inc. (l)                                           3,505
         226   Avaya, Inc. *                                              3,145
         149   Nextel Communications, Inc., Class A *                     3,540
         300   Nextel Partners, Inc., Class A * (l)                       4,973

                                                                     ----------
                                                                         15,163
               TELECOMMUNICATIONS EQUIPMENT -- 1.5%
         286   Corning, Inc. *                                            3,167
         182   Polycom, Inc. *                                            3,604

                                                                     ----------
                                                                          6,771
               TEXTILES -- 1.2%
          67   Mohawk Industries, Inc. *                                  5,279

               ----------------------------------------------------------------
               Total Common Stocks                                      445,908
               (Cost $388,327)
-------------------------------------------------------------------------------
   SHORT - TERM INVESTMENTS - 1.3%

               MONEY MARKET FUND -- 1.3%
       6,013   JPMorgan Prime Money Market Fund (a)                       6,013
               (Cost $6,013)
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 98.9%                            $  451,921
               (COST $394,340)
               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%               5,085

               NET ASSETS - 100%                                        457,006
-------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $457,006.

   SHARES      COLLATERAL INVESTMENTS                                   VALUE
-------------------------------------------------------------------------------
               MONEY MARKET FUND (c)
      17,590   Barclays Global Investors Prime Money Market Fund     $   17,590

 PRINCIPAL
   AMOUNT
   (USD)
-------------------------------------------------------------------------------
               REPURCHASE AGREEMENT (c)
$     44,125   Credit Suisse First Boston LLC, 1.89%, due 10/01/04,
               dated 09/30/04, proceeds $44,128 secured by
               U.S. Government Agency Securities                         44,125
                                                                     ----------
                                                                     $   61,715
                                                                     ----------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (amounts in thousands):

                          GROSS                GROSS             NET UNREALIZED
   AGGREGATE           UNREALIZED            UNREALIZED           APPRECIATION
     COST             APPRECIATION          DEPRECIATION         (DEPRECIATION)
----------------------------------------------------------------------------------
   $ 394,340           $   69,544            $ (11,963)             $ 57,581

ABBREVIATIONS:

*    - Non-income producing security.
(a) - Affliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(c)  - Investment of cash collateral for portfolio securities on loan.
(l) - Security, or a portion of the security, has been delivered to counterparty as part of security lending transaction.
USD  - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                         JPMORGAN SMALL CAP EQUITY FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

   SHARES      ISSUER                                                   VALUE
-------------------------------------------------------------------------------
   LONG - TERM INVESTMENTS -- 97.3%

               COMMON STOCKS -- 97.3%
               AEROSPACE -- 2.5%
         130   Alliant Techsystems, Inc. *                           $    7,845
         201   Curtiss-Wright Corp. (l)                                  11,514

                                                                     ----------
                                                                         19,359
               APPAREL -- 3.0%
         229   Kenneth Cole Productions, Inc., Class A (l)                6,441
         384   Quiksilver, Inc. * (l)                                     9,769
         132   Timberland Co., Class A *                                  7,492

                                                                     ----------
                                                                         23,702
               AUTOMOTIVE -- 3.4%
         160   Bandag, Inc. (l)                                           7,008
         152   Lithia Motors, Inc., Class A (l)                           3,223
         135   Oshkosh Truck Corp.                                        7,708
          84   Polaris Industries, Inc. (l)                               4,667
         115   Winnebago Industries, Inc. (l)                             3,987

                                                                     ----------
                                                                         26,593
               BANKING -- 6.8%
          72   Alabama National Bancorp (l)                               4,299
         105   Bank of the Ozarks, Inc. (l)                               3,113
         141   Boston Private Financial Holdings, Inc. (l)                3,529
         352   East-West Bancorp, Inc. (l)                               11,829
         204   Hancock Holding Co. (l)                                    6,492
         204   Hudson United Bancorp (l)                                  7,517
          79   MB Financial, Inc. (l)                                     3,124
         286   Sterling Bancshares, Inc. (l)                              3,847
         129   The South Financial Group, Inc.                            3,641
          33   UCBH Holdings, Inc. (l)                                    1,293
          83   Wintrust Financial Corp.                                   4,749

                                                                     ----------
                                                                         53,433
               BIOTECHNOLOGY -- 0.6%
         209   Serologicals Corp. * (l)                                   4,864

               BROADCASTING/CABLE -- 0.4%
         405   Sinclair Broadcast Group, Inc., Class A (l)                2,958

               BUSINESS SERVICES -- 1.5%
         142   Banta Corp.                                                5,625
         767   MPS Group, Inc. *                                          6,453

                                                                     ----------
                                                                         12,078

               CHEMICALS -- 3.0%
         218   Albemarle Corp.                                            7,664
         236   Georgia Gulf Corp.                                        10,536
         206   Spartech Corp. (l)                                         5,172

                                                                     ----------
                                                                         23,372
               COMPUTER NETWORKS -- 2.7%
         229   Anixter International, Inc. (l)                            8,025
         169   Avocent Corp. *                                            4,386
         179   Micros Systems, Inc. * (l)                                 8,983

                                                                     ----------
                                                                         21,394
               COMPUTER SOFTWARE -- 4.4%
         246   CACI International, Inc., Class A *                       12,994
         265   FileNet Corp. * (l)                                        4,627
         141   Hyperion Solutions Corp. *                                 4,776
         292   Intergraph Corp. *                                         7,920
         407   MSC.Software Corp. * (l)                                   3,269
          41   Transaction Systems Architects, Inc., Class A *              760

                                                                     ----------
                                                                         34,346
               COMPUTERS/COMPUTER HARDWARE -- 1.2%
         103   Imation Corp. (l)                                          3,655
          96   Zebra Technologies Corp., Class A *                        5,862

                                                                     ----------
                                                                          9,517
               CONSUMER PRODUCTS -- 5.4%
         283   Church & Dwight Co., Inc.                                  7,951
         322   Fossil, Inc. *                                             9,966
         266   Jarden Corp. *                                             9,703
         111   The Scotts Co., Class A * (l)                              7,140
         111   Toro Co.                                                   7,568

                                                                     ----------
                                                                         42,328
               CONSUMER SERVICES -- 0.7%
         136   Regis Corp.                                                5,470

               DISTRIBUTION -- 1.0%
         268   Watsco, Inc.                                               8,060

               ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.8%
         239   Ametek, Inc.                                               7,246
          99   Brady Corp., Class A                                       4,818
         437   Paxar Corp. *                                              9,910

                                                                     ----------
                                                                         21,974
               ENTERTAINMENT/LEISURE -- 2.0%
         209   Argosy Gaming Co. *                                        8,204
         274   Boyd Gaming Corp. (l)                                      7,705

                                                                     ----------
                                                                         15,909
               ENVIRONMENTAL SERVICES -- 1.1%
         269   Waste Connections, Inc. * (l)                              8,532

               FINANCIAL SERVICES -- 1.1%
         159   Affiliated Managers Group, Inc. * (l)                      8,493

               HEALTH CARE/HEALTH CARE SERVICES -- 10.8%
         167   Advanced Medical Optics, Inc. * (l)                        6,612
          91   AMERIGROUP Corp. *                                         5,119
         195   Cooper Companies, Inc. (l)                                13,367
         102   Datascope Corp. (l)                                        3,793
          85   Idexx Laboratories, Inc. *                                 4,293
         181   Invacare Corp. (l)                                         8,340
         270   Kindred Healthcare, Inc. * (l)                             6,578
         133   Ocular Sciences, Inc. *                                    6,390
         765   PSS World Medical, Inc. * (l)                              7,676
          64   Respironics, Inc. *                                        3,442
         249   Sierra Health Services, Inc. * (l)                        11,954
         221   Sybron Dental Specialties, Inc. * (l)                      6,570

                                                                     ----------
                                                                         84,134
               HOTELS/OTHER LODGING -- 0.4%
         445   La Quinta Corp. *                                          3,473

               INSURANCE -- 2.2%
          20   Direct General Corp.                                         578
         161   Hilb, Rogal & Hamilton Co.                                 5,821
          71   Philadelphia Consolidated Holding Corp. *                  3,897
         238   Platinum Underwriters Holdings LTD (Bermuda)               6,957

                                                                     ----------
                                                                         17,253

               INTERNET SERVICES/SOFTWARE -- 0.2%
         209   Digitas, Inc. *                                            1,614

               MACHINERY & ENGINEERING EQUIPMENT -- 4.6%
         272   IDEX Corp. (l)                                             9,230
          91   Kennametal, Inc.                                           4,086
         177   Regal-Beloit Corp. (l)                                     4,282
         240   The Manitowoc Co., Inc. (l)                                8,517
         177   UNOVA, Inc. * (l)                                          2,483
         394   Wabtec Corp.                                               7,368

                                                                     ----------
                                                                         35,966
               MANUFACTURING -- 3.1%
         251   Actuant Corp., Class A * (l)                              10,344
         170   AptarGroup, Inc.                                           7,466
         236   Kaydon Corp. (l)                                           6,775

                                                                     ----------
                                                                         24,585
               METALS/MINING -- 3.2%
         100   Century Aluminum Co. * (l)                                 2,762
         151   Cleveland-Cliffs, Inc. * (l)                              12,219
         247   Commercial Metals Co. (l)                                  9,791

                                                                     ----------
                                                                         24,772
               MULTI-MEDIA -- 0.7%
         284   Emmis Communications Corp., Class A *                      5,134

               OIL & GAS -- 7.5%
         211   FMC Technologies, Inc. *                                   7,044
         166   Maverick Tube Corp. * (l)                                  5,121

         202   Patina Oil & Gas Corp.                                     5,976
         440   Plains Exploration & Production Co. *                     10,504
         238   Southwestern Energy Co. * (l)                              9,990
         227   St. Mary Land & Exploration Co. (l)                        9,049
         253   Swift Energy Co. * (l)                                     6,057
         170   Varco International, Inc. *                                4,567

                                                                     ----------
                                                                         58,308
               PAPER/FOREST PRODUCTS -- 0.5%
         242   Wausau-Mosinee Paper Corp. (l)                             4,029

               PHARMACEUTICALS -- 1.3%
          88   Cephalon, Inc. * (l)                                       4,196
         242   Medicines Co. * (l)                                        5,830

                                                                     ----------
                                                                         10,026
               REAL ESTATE -- 1.0%
         225   Jones Lang LaSalle, Inc. * (l)                             7,440

               REAL ESTATE INVESTMENT TRUST -- 0.9%
         104   Alexandria Real Estate Equities, Inc.                      6,861

               RESTAURANTS/FOOD SERVICES -- 2.7%
         144   Applebee's International, Inc.                             3,648
         321   Lone Star Steakhouse & Saloon                              8,294
         173   Luby's, Inc. * (l)                                         1,142
         249   Papa John's International, Inc. * (l)                      7,636

                                                                     ----------
                                                                         20,720
               RETAILING -- 3.8%
         268   AnnTaylor Stores Corp. *                                   6,272
          90   Chico's FAS, Inc. * (l)                                    3,068
         165   Genesco, Inc. * (l)                                        3,878
         187   Men's Wearhouse, Inc. *                                    5,427
         183   School Specialty, Inc. * (l)                               7,205
         122   The Finish Line, Inc., Class A                             3,760

                                                                     ----------
                                                                         29,610
               SEMI-CONDUCTORS -- 2.8%
         497   ANADIGICS, Inc. * (l)                                      1,675
         378   Axcelis Technologies, Inc. *                               3,130
          89   Cymer, Inc. *                                              2,556
         387   FSI International, Inc. * (l)                              1,616
         111   International Rectifier Corp. *                            3,790
         198   Standard Microsystems Corp. *                              3,462
         188   Varian Semiconductor Equipment Associates, Inc. * (l)      5,794

                                                                     ----------
                                                                         22,023
               SHIPPING/TRANSPORTATION -- 1.2%
         165   UTI Worldwide, Inc. (Virgin Islands) (l)                   9,692

               TELECOMMUNICATIONS EQUIPMENT -- 1.2%
         283   CommScope, Inc. * (l)                                      6,121
         164   Inter-Tel, Inc. (l)                                        3,537

                                                                     ----------
                                                                          9,658

               TRANSPORTATION -- 3.6%
         193   Arkansas Best Corp. (l)                                    7,068
         296   EGL, Inc. * (l)                                            8,954
         210   Landstar System, Inc. * (l)                               12,346

                                                                     ----------
                                                                         28,368
               UTILITIES -- 2.0%
         136   American States Water Co. (l)                              3,386
         247   Aqua America, Inc. (l)                                     5,450
         121   Atmos Energy Corp. (l)                                     3,035
          96   New Jersey Resources Corp.                                 3,983

                                                                     ----------
                                                                         15,854
               ----------------------------------------------------------------
               Total Common Stocks                                      761,902
               (Cost $579,756)
-------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS - 2.3%

               MONEY MARKET FUND -- 2.3%
      18,222   JPMorgan Prime Money Market Fund (a)                      18,222
               (Cost $18,222)
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.6%                            $  780,124
               (COST $597,978)
               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%               2,805

               NET ASSETS - 100%                                        782,929
-------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $782,929.

 PRINCIPAL
   AMOUNT
   (USD)       COLLATERAL INVESTMENTS                                   VALUE
-------------------------------------------------------------------------------
               REPURCHASE AGREEMENT (c)
$    167,332   Cantor Fitzgerald Securities, 1.92%, due 10/01/04,
               dated 09/30/04, proceeds $167,340, secured by
               U.S. Government Agency Securities                     $  167,332

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (amounts in thousands):

                          GROSS                GROSS             NET UNREALIZED
   AGGREGATE           UNREALIZED            UNREALIZED           APPRECIATION
     COST             APPRECIATION          DEPRECIATION         (DEPRECIATION)
-------------------------------------------------------------------------------
   $ 597,978           $  206,813            $ (24,667)            $ 182,146

ABBREVIATIONS:

*    - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
(c)  - Investment of cash collateral for portfolio securities on loan.
USD  - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                         JPMORGAN DYNAMIC SMALL CAP FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN DYNAMIC SMALL CAP FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

   SHARES      ISSUER                                                   VALUE
-------------------------------------------------------------------------------
   LONG - TERM INVESTMENTS - 97.9%

               COMMON STOCKS -- 97.9%
               AEROSPACE -- 2.4%
          41   Engineered Support Systems, Inc.                      $    1,879
          79   United Industrial Corp.                                    2,585

                                                                     ----------
                                                                          4,464
               AIRLINES -- 0.3%
          27   Airtran Holdings, Inc. * (I)                                 265
           1   Republic Airways Holdings, Inc. *                             12
          23   SkyWest, Inc.                                                351

                                                                     ----------
                                                                            628
               AUTOMOTIVE -- 2.6%
         107   Wabash National Corp. *                                    2,947
          57   Winnebago Industries, Inc. (I)                             1,961

                                                                     ----------
                                                                          4,908
               BANKING -- 6.2%
          51   CVB Financial Corp.                                        1,128
         110   East-West Bancorp, Inc. (I)                                3,699
          76   PrivateBancorp, Inc. (I)                                   2,041
          91   Southwest Bancorp of Texas, Inc. (I)                       1,829
          60   Texas Regional Bancshares, Inc., Class A                   1,868
          30   UCBH Holdings, Inc. (I)                                    1,172

                                                                     ----------
                                                                         11,737
               BIOTECHNOLOGY -- 0.5%
          32   Integra LifeSciences Holdings Corp. * (I)                  1,021

               BUSINESS SERVICES -- 2.3%
         115   Administaff, Inc. * (I)                                    1,343
          69   Heidrick & Struggles International, Inc. * (I)             1,986
          75   Learning Tree International, Inc. * (I)                    1,059

                                                                     ----------
                                                                          4,388
               COMPUTER NETWORKS -- 0.7%
          52   Avocent Corp. *                                            1,344

               COMPUTER SOFTWARE -- 12.0%
          41   Ansys, Inc. * (I)                                          2,031
          40   Cerner Corp. * (I)                                         1,735
          51   DSP Group, Inc. *                                          1,080
          38   Epicor Software Corp. *                                      454
          47   Global Payments, Inc. (I)                                  2,511
          42   Hyperion Solutions Corp. *                                 1,414
          25   Kronos, Inc. * (I)                                         1,112

          52   Manhattan Associates, Inc. * (I)                           1,271
         163   MAPICS, Inc. *                                             1,472
          64   MRO Software, Inc. *                                         640
          45   National Instruments Corp. (I)                             1,376
          76   Progress Software Corp. *                                  1,510
         101   RSA Security, Inc. * (I)                                   1,957
          71   Serena Software, Inc. * (I)                                1,195
          50   THQ, Inc. *                                                  981
         107   Transaction Systems Architects, Inc., Class A *            1,994

                                                                     ----------
                                                                         22,733
               COMPUTERS/COMPUTER HARDWARE -- 2.7%
          79   Mercury Computer Systems, Inc. * (I)                       2,135
          49   Zebra Technologies Corp., Class A *                        2,968

                                                                     ----------
                                                                          5,103
               CONSTRUCTION MATERIALS -- 1.6%
          27   Eagle Materials, Inc. (I)                                  1,939
          32   NCI Building Systems, Inc. * (I)                           1,018

                                                                     ----------
                                                                          2,957
               CONSUMER PRODUCTS -- 1.1%
          32   The Scotts Co., Class A *                                  2,059

               CONSUMER SERVICES -- 2.3%
          44   Arbitron, Inc. *                                           1,622
          70   Regis Corp.                                                2,807

                                                                     ----------
                                                                          4,429
               ELECTRONICS/ELECTRICAL EQUIPMENT -- 7.1%
          79   Daktronics, Inc. * (I)                                     1,932
          38   Dionex Corp. * (I)                                         2,089
          36   II-VI, Inc. (I)                                            1,243
          51   Paxar Corp. *                                              1,166
          84   ROFIN-SINAR Technologies, Inc. *                           2,467
          39   Varian, Inc. *                                             1,485
          17   Woodward Governor Co. (I)                                  1,147
         130    X-Rite, Inc. (I)                                          1,900

                                                                     ----------
                                                                         13,429
               ENTERTAINMENT/LEISURE -- 3.7%
          77   Alliance Gaming Corp. * (I)                                1,158
          55   K2, Inc. *                                                   787
          83   Macrovision Corp. *                                        2,001
          77   Penn National Gaming, Inc. *                               3,123

                                                                     ----------
                                                                          7,069
               ENVIRONMENTAL SERVICES -- 1.3%
          22   Stericycle, Inc. * (I)                                     1,005
          44   Waste Connections, Inc. *                                  1,409

                                                                     ----------
                                                                          2,414
          68   FOOD/BEVERAGE PRODUCTS -- 1.0%
               United Natural Foods, Inc. * (I)                           1,819

               HEALTH CARE/HEALTH CARE SERVICES -- 13.5%
          62   Advanced Neuromodulation Systems, Inc. * (I)               1,891

          74   AmSurg Corp. * (I)                                         1,574
          69   ArthroCare Corp. * (I)                                     2,018
          39   ICU Medical, Inc. * (I)                                    1,008
          34   Idexx Laboratories, Inc. *                                 1,715
         110   Immucor, Inc. * (I)                                        2,733
          55   Intuitive Surgical, Inc. *                                 1,361
          66   Mentor Corp. (I)                                           2,220
         108   Merit Medical Systems, Inc. * (I)                          1,636
          77   Odyssey HealthCare, Inc. * (I)                             1,374
          18   Pediatrix Medical Group, Inc. *                              968
          51   Possis Medical, Inc. * (I)                                   791
          30   Respironics, Inc. *                                        1,587
          51   Select Medical Corp.                                         680
          25   TECHNE Corp. * (I)                                           968
         103   VCA Antech, Inc. *                                         2,127
          39   Wright Medical Group, Inc. *                                 985

                                                                     ----------
                                                                         25,636
               HOTELS/OTHER LODGING -- 1.6%
          20   Choice Hotels International, Inc.                          1,152
         119   Orient-Express Hotels LTD (Bermuda), Class A               1,938

                                                                     ----------
                                                                          3,090
               INSURANCE -- 1.0%
          54   ProAssurance Corp. * (I)                                   1,905

               INTERNET SERVICES/SOFTWARE -- 0.3%
          41   Digital Insight Corp. *                                      563
           2   Equinix, Inc. *                                               55

                                                                     ----------
                                                                            618
               MACHINERY & ENGINEERING EQUIPMENT -- 1.2%
          34   Cascade Corp. (I)                                            947
          49   Lindsay Manufacturing Co. (I)                              1,314

                                                                     ----------
                                                                          2,261
               MANUFACTURING -- 0.8%
          36   Gardner Denver, Inc. *                                     1,000
          28   Wilson Greatbatch Technologies, Inc. * (I)                   496

                                                                     ----------
                                                                          1,496
               MULTI-MEDIA -- 0.7%
          91   Radio One, Inc., Class D * (I)                             1,291

               OIL & GAS -- 7.4%
          80   Core Laboratories N.V. (The Netherlands) * (I)             1,970
          66   Key Energy Services, Inc. * (I)                              732
          57   Oceaneering International, Inc. *                          2,081
          45   Patina Oil & Gas Corp.                                     1,322
          43   Penn Virginia Corp.                                        1,706
          62   Spinnaker Exploration Co. *                                2,186
          68   Unit Corp. *                                               2,369
          80   W-H Energy Services, Inc. *                                1,654

                                                                     ----------
                                                                         14,020

               PHARMACEUTICALS -- 4.4%
          38   Cephalon, Inc. * (I)                                       1,797
          60   Medicines Co. * (I)                                        1,448
          48   Medicis Pharmaceutical Corp., Class A                      1,855
          60   MGI Pharma, Inc. * (I)                                     1,601
          80   NBTY, Inc. *                                               1,733

                                                                     ----------
                                                                          8,434
               RESTAURANTS/FOOD SERVICES -- 1.9%
          28   Panera Bread Co., Class A * (I)                            1,062
          96   Sonic Corp. * (I)                                          2,461

                                                                     ----------
                                                                          3,523
               RETAILING -- 3.9%
          72   AC Moore Arts & Crafts, Inc. * (I)                         1,783
          79   Aeropostale, Inc. *                                        2,064
          73   Cache, Inc. *                                              1,091
           6   Gander Mountain Co. * (I)                                    124
          64   Movado Group, Inc.                                         1,091
          61   The J. Jill Group, Inc. * (I)                              1,211

                                                                     ----------
                                                                          7,364
               SEMI-CONDUCTORS -- 4.7%
          97   Advanced Energy Industries, Inc. * (I)                       901
          48   Credence Systems Corp. *                                     345
          53   Cymer, Inc. *                                              1,528
          66   Entegris, Inc. *                                             552
         106   ESS Technology, Inc. * (I)                                   725
          58   Genesis Microchip, Inc. * (I)                                780
          62   MKS Instruments, Inc. * (I)                                  956
          88   Pixelworks, Inc. * (I)                                       876
          96   Silicon Image, Inc. * (I)                                  1,217
          31   Silicon Laboratories, Inc. *                               1,036

                                                                     ----------
                                                                          8,916
               STEEL -- 1.5%
          75   Steel Dynamics, Inc. (I)                                   2,904

               TELECOMMUNICATIONS -- 0.9%
          84   Viasat, Inc. *                                             1,682

               TELECOMMUNICATIONS EQUIPMENT -- 0.8%
          89   Audiovox Corp., Class A * (I)                              1,502

               TOYS & GAMES -- 0.6%
          36   RC2 Corp. * (I)                                            1,181

               TRANSPORTATION -- 4.6%
          59   Forward Air Corp. *                                        2,362
         118   Heartland Express, Inc.                                    2,169
          50   Kirby Corp. *                                              1,987
          32   Old Dominion Freight Line, Inc. *                            916
          79   Pacer International, Inc. *                                1,292

                                                                     ----------
                                                                          8,726

               UTILITIES -- 0.3%
          22   American States Water Co. (I)                                554
               ----------------------------------------------------------------
               Total Common Stocks                                      185,605
               (Cost $157,937)
-------------------------------------------------------------------------------
   SHORT - TERM INVESTMENT - 1.4%

               MONEY MARKET FUND -- 1.4%
       2,571   JPMorgan Prime Money Market Fund (a)                       2,571
               (Cost $2,571)
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.3%                            $  188,176
               (COST $160,508)
               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%               1,326

               NET ASSETS - 100%                                        189,502
-------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $189,502.

   SHARES      COLLATERAL INVESTMENTS                                   VALUE
-------------------------------------------------------------------------------
               MONEY MARKET FUND (c)
         300   Barclays Global Investors Prime Money Market Fund     $      300

 PRINCIPAL
   AMOUNT
   (USD)
-------------------------------------------------------------------------------
               REPURCHASE AGREEMENT (c)
$     42,859   Cantor Fitzgerald L.P., 1.92%, dated 9/30/04, due
               10/01/04, proceeds $42,861, secured by
               U.S. Government Agency Securities                         42,859
                                                                     ----------
                                                                     $   43,159
                                                                     ----------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (amounts in thousands):

                          GROSS                GROSS             NET UNREALIZED
   AGGREGATE           UNREALIZED            UNREALIZED           APPRECIATION
     COST             APPRECIATION          DEPRECIATION         (DEPRECIATION)
----------------------------------------------------------------------------------
   $ 160,508           $   39,166            $ (11,498)             $ 27,668

ABBREVIATIONS:

*    - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c)  - Investment of cash collateral for portfolio securities on loan.
(I) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD  - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                     JPMORGAN SELECT GROWTH AND INCOME FUND

                PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (Unaudited)


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) JPMorgan Chase & Co., 2004.


The Select Growth and Income Fund (the "Fund") utilizes a Master Feeder Structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objective of the Fund. As of September 30, 2004, the Fund owned 40.6% of the net assets of the Portfolio with a value of $438,841 (in thousands). The Schedule of Investments for the Portfolio is shown below.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
           LONG - TERM INVESTMENTS - 98.9%

               COMMON STOCKS -- 98.9%
               AEROSPACE -- 2.8%
       137     General Dynamics Corp.                                                             $        14,029
       180     United Technologies Corp.                                                                   16,789

                                                                                                  ---------------
                                                                                                           30,818
               APPAREL -- 1.1%
       250     VF Corp.                                                                                    12,377
               APPLIANCES & HOUSEHOLD DURABLES -- 0.3%
        47     Whirlpool Corp.                                                                              2,848
               AUTOMOTIVE -- 0.4%
       111     Genuine Parts Co.                                                                            4,245
               BANKING -- 13.2%
       706     Bank of America Corp.                                                                       30,605
        78     Fifth Third Bancorp                                                                          3,819
       125     M&T Bank Corp.                                                                              11,972
       262     North Fork Bancorporation, Inc. (l)                                                         11,637
       256     Northern Trust Corp.                                                                        10,437
       198     SouthTrust Corp.                                                                             8,249
       129     SunTrust Banks, Inc.                                                                         9,104
       212     TCF Financial Corp. (l)                                                                      6,425
       379     The Bank of New York Co., Inc.                                                              11,067
       513     U.S. Bancorp                                                                                14,837
       233     Wachovia Corp.                                                                              10,916
       226     Wells Fargo & Co.                                                                           13,458

                                                                                                  ---------------
                                                                                                          142,526
               BROADCASTING/CABLE -- 1.0%
       328     Cablevision Systems New York Group, Class A *                                                6,651
       150     Clear Channel Communications, Inc. (l)                                                       4,676

                                                                                                  ---------------
                                                                                                           11,327
               BUSINESS SERVICES -- 1.3%
       157     Affiliated Computer Services, Inc., Class A *                                                8,751
       205     IMS Health, Inc.                                                                             4,904

                                                                                                  ---------------
                                                                                                           13,655
               CHEMICALS -- 1.0%
       112     PPG Industries, Inc.                                                                         6,875
        98     The Sherwin-Williams Co.                                                                     4,317

                                                                                                  ---------------
                                                                                                           11,192
               COMPUTER SOFTWARE -- 2.0%
       379     Computer Associates International, Inc.                                                      9,960
       429     Microsoft Corp.                                                                             11,864

                                                                                                  ---------------
                                                                                                           21,824
               COMPUTERS/COMPUTER HARDWARE -- 2.6%

       511     Hewlett-Packard Co.                                                                          9,576
        93     International Business Machines Corp.                                                        7,931
       124     Lexmark International, Inc., Class A *                                                      10,417

                                                                                                  ---------------
                                                                                                           27,924
               CONSTRUCTION MATERIALS -- 1.1%
       228     Vulcan Materials Co.                                                                        11,591
               CONSUMER PRODUCTS -- 1.0%
       235     Altria Group, Inc.                                                                          11,040
               DIVERSIFIED -- 1.1%
       392     Tyco International LTD (Bermuda) (l)                                                        12,022
               ENVIRONMENTAL SERVICES -- 0.9%
       352     Waste Management, Inc.                                                                       9,615
               FINANCIAL SERVICES -- 14.8%
       236     American Express Co.                                                                        12,165
       506     Ameritrade Holding Corp. * (l)                                                               6,071
     1,086     Citigroup, Inc.                                                                             47,914
       388     Freddie Mac                                                                                 25,294
       181     Golden West Financial Corp.                                                                 20,104
       187     Morgan Stanley                                                                               9,194
       191     Prudential Financial, Inc.                                                                   8,980
       127     T. Rowe Price Group, Inc.                                                                    6,490
       101     The Bear Stearns Co., Inc.                                                                   9,742
       380     Washington Mutual, Inc.                                                                     14,850

                                                                                                  ---------------
                                                                                                          160,804
               FOOD/BEVERAGE PRODUCTS -- 2.9%
       167     Anheuser-Busch Companies, Inc.                                                               8,331
        97     Brown-Forman Corp., Class B                                                                  4,438
       200     Dean Foods Co. *                                                                             6,004
       120     Kellogg Co.                                                                                  5,119
       196     The Coca-Cola Co.                                                                            7,858

                                                                                                  ---------------
                                                                                                           31,750
               HEALTH CARE/HEALTH CARE SERVICES -- 0.8%
        87     WellPoint Health Networks, Inc. *                                                            9,101
               HOTELS/OTHER LODGING -- 0.5%
       303     Hilton Hotels Corp.                                                                          5,716
               INSURANCE -- 11.9%
       278     American International Group, Inc.                                                          18,871
       447     Assurant, Inc.                                                                              11,622
       296     Chubb Corp.                                                                                 20,789
       360     Genworth Financial, Inc., Class A                                                            8,388
       162     Hartford Financial Services Group, Inc.                                                     10,039
       235     MGIC Investment Corp.                                                                       15,659
       326     Old Republic International Corp.                                                             8,155
       242     Principal Financial Group, Inc.                                                              8,687
       216     SAFECO Corp. (l)                                                                             9,856
       384     The St. Paul Travelers Companies, Inc.                                                      12,691
        98     Willis Group Holdings LTD (United Kingdom)                                                   3,658

                                                                                                  ---------------
                                                                                                          128,415
               MANUFACTURING -- 0.8%
       148     Cooper Industries LTD, Class A                                                               8,703
               METALS/MINING -- 0.5%
       150     Alcoa, Inc.                                                                                  5,028

               MULTI-MEDIA -- 6.5%
       303     Comcast Corp., Class A *                                                                     8,544
       125     Gannett Co., Inc.                                                                           10,453
       124     Knight Ridder, Inc.                                                                          8,096
     1,608     Liberty Media Corp., Class A *                                                              14,020
       185     The E.W. Scripps Co., Class A (l)                                                            8,839
       882     Time Warner, Inc. *                                                                         14,239
       193     Viacom, Inc., Class B                                                                        6,480

                                                                                                  ---------------
                                                                                                           70,671
               OIL & GAS -- 10.6%
       433     Burlington Resources, Inc.                                                                  17,650
       344     ChevronTexaco Corp.                                                                         18,460
       341     ConocoPhillips                                                                              28,244
       214     Devon Energy Corp.                                                                          15,210
       740     Exxon Mobil Corp.                                                                           35,755

                                                                                                  ---------------
                                                                                                          115,319
               PHARMACEUTICALS -- 2.4%
       214     Johnson & Johnson                                                                           12,026
       137     Merck & Co., Inc.                                                                            4,518
       294     Pfizer, Inc.                                                                                 8,990

                                                                                                  ---------------
                                                                                                           25,534
               PIPELINES -- 1.6%
       267     Kinder Morgan, Inc.                                                                         16,773
               REAL ESTATE -- 1.1%
       362     Brookfield Properties Corp. (Canada)                                                        11,688
               RESTAURANTS/FOOD SERVICES -- 1.8%
       243     McDonald's Corp.                                                                             6,817
       303     Outback Steakhouse, Inc. (l)                                                                12,600

                                                                                                  ---------------
                                                                                                           19,417
               RETAILING -- 3.5%
       196     AutoZone, Inc. *                                                                            15,149
       182     Lowe's Companies, Inc.                                                                       9,913
       130     The May Department Stores Co.                                                                3,340
       409     The TJX Companies, Inc.                                                                      9,010

                                                                                                  ---------------
                                                                                                           37,412
               TELECOMMUNICATIONS -- 6.4%
       367     Alltel Corp.                                                                                20,135
       411     CenturyTel, Inc.                                                                            14,062
       691     SBC Communications, Inc.                                                                    17,937
       422     Verizon Communications, Inc.                                                                16,635

                                                                                                  ---------------
                                                                                                           68,769
               UTILITIES -- 3.0%
       194     Dominion Resources, Inc.                                                                    12,678
       153     Exelon Corp.                                                                                 5,603
        86     FirstEnergy Corp.                                                                            3,525
       101     FPL Group, Inc.                                                                              6,921
        76     PPL Corp.                                                                                    3,590

                                                                                                  ---------------
                                                                                                           32,317

               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                      1,070,421
               (Cost $881,072)
               --------------------------------------------------------------------------------------------------

           SHORT - TERM INVESTMENT - 1.0%

               MONEY MARKET FUND -- 1.0%
    11,119     JPMorgan Prime Money Market Fund (a)                                                        11,119
               (Cost $11,119)

               --------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.9%                                                         $     1,081,540
               (COST $892,191)

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                       $           686

               NET ASSETS - 100.0%                                                                $     1,082,226
-----------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $1,082,226

    SHARES            COLLATERAL INVESTMENTS                                         VALUE
-----------------------------------------------------------------------------------------------
                      MONEY MARKET FUNDS (c)
         17,259       AIM Short Term Investment Co.                             $        17,259
         17,927       Barclays Global Investors Fund                                     17,927

PRINCIPAL AMOUNT
     (USD)
-----------------------------------------------------------------------------------------------
                      REPURCHASE AGREEMENT (c)
$         5,861       Cantor Fitzgerald Securities, 1.92%, due 10/01/04,
                      dated 09/30/04, proceeds $5,861 secured by
                      U.S. Government Agency Securities                         $         5,861
                                                                                ---------------
                                                                                $        41,047
                                                                                ===============

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (in thousands):

                      GROSS             GROSS            NET UNREALIZED
  AGGREGATE         UNREALIZED        UNREALIZED          APPRECIATION
    COST           APPRECIATION      DEPRECIATION        (DEPRECIATION)
-----------------------------------------------------------------------
$   892,191        $    204,908     $      (15,559)      $      189,349

ABBREVIATIONS:

^             -  Amount rounds to less than 0.1%.
*             -  Non-income producing security.
@             -  Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)           -  Affiliated. Money market fund registered under the Investment
                 Company Act of 1940, as amended and advised by J.P. Morgan
                 Investment Management, Inc.
(c)           -  Investment of cash collateral for portfolio securities on loan.
(l)           -  Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD           -  United States Dollar.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) JPMorgan Chase & Co., 2004.

                         JPMORGAN GROWTH AND INCOME FUND

                PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (Unaudited)


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) JPMorgan Chase & Co., 2004.


The Growth and Income Fund (the "Fund") utilizes a Master Feeder Structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objective of the Fund. As of September 30, 2004, the Fund owned 59.4% of the net assets of the Portfolio with a value of $643,356 (in thousands). The Schedule of Investments for the Portfolio is shown below.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
           LONG - TERM INVESTMENTS - 98.9%

               COMMON STOCKS -- 98.9%
               AEROSPACE -- 2.8%
       137     General Dynamics Corp.                                                             $        14,029
       180     United Technologies Corp.                                                                   16,789

                                                                                                  ---------------
                                                                                                           30,818
               APPAREL -- 1.1%
       250     VF Corp.                                                                                    12,377
               APPLIANCES & HOUSEHOLD DURABLES -- 0.3%
        47     Whirlpool Corp.                                                                              2,848
               AUTOMOTIVE -- 0.4%
       111     Genuine Parts Co.                                                                            4,245
               BANKING -- 13.2%
       706     Bank of America Corp.                                                                       30,605
        78     Fifth Third Bancorp                                                                          3,819
       125     M&T Bank Corp.                                                                              11,972
       262     North Fork Bancorporation, Inc. (l)                                                         11,637
       256     Northern Trust Corp.                                                                        10,437
       198     SouthTrust Corp.                                                                             8,249
       129     SunTrust Banks, Inc.                                                                         9,104
       212     TCF Financial Corp. (l)                                                                      6,425
       379     The Bank of New York Co., Inc.                                                              11,067
       513     U.S. Bancorp                                                                                14,837
       233     Wachovia Corp.                                                                              10,916
       226     Wells Fargo & Co.                                                                           13,458

                                                                                                  ---------------
                                                                                                          142,526
               BROADCASTING/CABLE -- 1.0%
       328     Cablevision Systems New York Group, Class A *                                                6,651
       150     Clear Channel Communications, Inc. (l)                                                       4,676

                                                                                                  ---------------
                                                                                                           11,327
               BUSINESS SERVICES -- 1.3%
       157     Affiliated Computer Services, Inc., Class A *                                                8,751
       205     IMS Health, Inc.                                                                             4,904

                                                                                                  ---------------
                                                                                                           13,655
               CHEMICALS -- 1.0%
       112     PPG Industries, Inc.                                                                         6,875
        98     The Sherwin-Williams Co.                                                                     4,317

                                                                                                  ---------------
                                                                                                           11,192
               COMPUTER SOFTWARE -- 2.0%
       379     Computer Associates International, Inc.                                                      9,960
       429     Microsoft Corp.                                                                             11,864

                                                                                                  ---------------
                                                                                                           21,824
               COMPUTERS/COMPUTER HARDWARE -- 2.6%

       511     Hewlett-Packard Co.                                                                          9,576
        93     International Business Machines Corp.                                                        7,931
       124     Lexmark International, Inc., Class A *                                                      10,417

                                                                                                  ---------------
                                                                                                           27,924
               CONSTRUCTION MATERIALS -- 1.1%
       228     Vulcan Materials Co.                                                                        11,591
               CONSUMER PRODUCTS -- 1.0%
       235     Altria Group, Inc.                                                                          11,040
               DIVERSIFIED -- 1.1%
       392     Tyco International LTD (Bermuda) (l)                                                        12,022
               ENVIRONMENTAL SERVICES -- 0.9%
       352     Waste Management, Inc.                                                                       9,615
               FINANCIAL SERVICES -- 14.8%
       236     American Express Co.                                                                        12,165
       506     Ameritrade Holding Corp. * (l)                                                               6,071
     1,086     Citigroup, Inc.                                                                             47,914
       388     Freddie Mac                                                                                 25,294
       181     Golden West Financial Corp.                                                                 20,104
       187     Morgan Stanley                                                                               9,194
       191     Prudential Financial, Inc.                                                                   8,980
       127     T. Rowe Price Group, Inc.                                                                    6,490
       101     The Bear Stearns Co., Inc.                                                                   9,742
       380     Washington Mutual, Inc.                                                                     14,850

                                                                                                  ---------------
                                                                                                          160,804
               FOOD/BEVERAGE PRODUCTS -- 2.9%
       167     Anheuser-Busch Companies, Inc.                                                               8,331
        97     Brown-Forman Corp., Class B                                                                  4,438
       200     Dean Foods Co. *                                                                             6,004
       120     Kellogg Co.                                                                                  5,119
       196     The Coca-Cola Co.                                                                            7,858

                                                                                                  ---------------
                                                                                                           31,750
               HEALTH CARE/HEALTH CARE SERVICES -- 0.8%
        87     WellPoint Health Networks, Inc. *                                                            9,101
               HOTELS/OTHER LODGING -- 0.5%
       303     Hilton Hotels Corp.                                                                          5,716
               INSURANCE -- 11.9%
       278     American International Group, Inc.                                                          18,871
       447     Assurant, Inc.                                                                              11,622
       296     Chubb Corp.                                                                                 20,789
       360     Genworth Financial, Inc., Class A                                                            8,388
       162     Hartford Financial Services Group, Inc.                                                     10,039
       235     MGIC Investment Corp.                                                                       15,659
       326     Old Republic International Corp.                                                             8,155
       242     Principal Financial Group, Inc.                                                              8,687
       216     SAFECO Corp. (l)                                                                             9,856
       384     The St. Paul Travelers Companies, Inc.                                                      12,691
        98     Willis Group Holdings LTD (United Kingdom)                                                   3,658

                                                                                                  ---------------
                                                                                                          128,415
               MANUFACTURING -- 0.8%
       148     Cooper Industries LTD, Class A                                                               8,703
               METALS/MINING -- 0.5%
       150     Alcoa, Inc.                                                                                  5,028

               MULTI-MEDIA -- 6.5%
       303     Comcast Corp., Class A *                                                                     8,544
       125     Gannett Co., Inc.                                                                           10,453
       124     Knight Ridder, Inc.                                                                          8,096
     1,608     Liberty Media Corp., Class A *                                                              14,020
       185     The E.W. Scripps Co., Class A (l)                                                            8,839
       882     Time Warner, Inc. *                                                                         14,239
       193     Viacom, Inc., Class B                                                                        6,480

                                                                                                  ---------------
                                                                                                           70,671
               OIL & GAS -- 10.6%
       433     Burlington Resources, Inc.                                                                  17,650
       344     ChevronTexaco Corp.                                                                         18,460
       341     ConocoPhillips                                                                              28,244
       214     Devon Energy Corp.                                                                          15,210
       740     Exxon Mobil Corp.                                                                           35,755

                                                                                                  ---------------
                                                                                                          115,319
               PHARMACEUTICALS -- 2.4%
       214     Johnson & Johnson                                                                           12,026
       137     Merck & Co., Inc.                                                                            4,518
       294     Pfizer, Inc.                                                                                 8,990

                                                                                                  ---------------
                                                                                                           25,534
               PIPELINES -- 1.6%
       267     Kinder Morgan, Inc.                                                                         16,773
               REAL ESTATE -- 1.1%
       362     Brookfield Properties Corp. (Canada)                                                        11,688
               RESTAURANTS/FOOD SERVICES -- 1.8%
       243     McDonald's Corp.                                                                             6,817
       303     Outback Steakhouse, Inc. (l)                                                                12,600

                                                                                                  ---------------
                                                                                                           19,417
               RETAILING -- 3.5%
       196     AutoZone, Inc. *                                                                            15,149
       182     Lowe's Companies, Inc.                                                                       9,913
       130     The May Department Stores Co.                                                                3,340
       409     The TJX Companies, Inc.                                                                      9,010

                                                                                                  ---------------
                                                                                                           37,412
               TELECOMMUNICATIONS -- 6.4%
       367     Alltel Corp.                                                                                20,135
       411     CenturyTel, Inc.                                                                            14,062
       691     SBC Communications, Inc.                                                                    17,937
       422     Verizon Communications, Inc.                                                                16,635

                                                                                                  ---------------
                                                                                                           68,769
               UTILITIES -- 3.0%
       194     Dominion Resources, Inc.                                                                    12,678
       153     Exelon Corp.                                                                                 5,603
        86     FirstEnergy Corp.                                                                            3,525
       101     FPL Group, Inc.                                                                              6,921
        76     PPL Corp.                                                                                    3,590

                                                                                                  ---------------
                                                                                                           32,317

               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                      1,070,421
               (Cost $881,072)
               --------------------------------------------------------------------------------------------------

           SHORT - TERM INVESTMENT - 1.0%

               MONEY MARKET FUND -- 1.0%
    11,119     JPMorgan Prime Money Market Fund (a)                                                        11,119
               (Cost $11,119)

               --------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.9%                                                         $     1,081,540
               (COST $892,191)

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                       $           686

               NET ASSETS - 100.0%                                                                $     1,082,226
-----------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $1,082,226

    SHARES            COLLATERAL INVESTMENTS                                         VALUE
-----------------------------------------------------------------------------------------------
                      MONEY MARKET FUNDS (c)
         17,259       AIM Short Term Investment Co.                             $        17,259
         17,927       Barclays Global Investors Fund                                     17,927

PRINCIPAL AMOUNT
     (USD)
-----------------------------------------------------------------------------------------------
                      REPURCHASE AGREEMENT (c)
$         5,861       Cantor Fitzgerald Securities, 1.92%, due 10/01/04,
                      dated 09/30/04, proceeds $5,861 secured by
                      U.S. Government Agency Securities                         $         5,861
                                                                                ---------------
                                                                                $        41,047
                                                                                ===============

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (in thousands):

                      GROSS             GROSS            NET UNREALIZED
  AGGREGATE         UNREALIZED        UNREALIZED          APPRECIATION
    COST           APPRECIATION      DEPRECIATION        (DEPRECIATION)
-----------------------------------------------------------------------
$   892,191        $    204,908     $      (15,559)      $      189,349

ABBREVIATIONS:

^             -  Amount rounds to less than 0.1%.
*             -  Non-income producing security.
@             -  Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)           -  Affiliated. Money market fund registered under the Investment
                 Company Act of 1940, as amended and advised by J.P. Morgan
                 Investment Management, Inc.
(c)           -  Investment of cash collateral for portfolio securities on loan.
(l)           -  Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD           -  United States Dollar.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Mutual Fund Group
            ------------------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    --------------------------------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        ------------------------------------------------------
                              George C.W. Gatch, President

Date                          November 23, 2004
    --------------------------------------------------------------------------